UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
_______________________________________
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 E. Michigan St
Milwaukee, Wisconsin 53202
_______________________________________
(Name and address of agent for service)

(414) 765-5301
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2015

Item 1. Schedule of Investments.

Vident International Equity Fund
Schedule of Investments
May 31, 2015 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 95.4%
Australia - 2.3%
111,398	AGL Energy Ltd	$1,382,297
123,864	Amcor Ltd	1,373,152
302,681	Aurizon Holdings Ltd	1,235,754
45,937	BHP Billiton Ltd	1,039,233
141,213	Brambles Ltd	1,235,112
16,938	Commonwealth Bank of Australia	1,101,910
17,097	CSL Ltd	1,222,185
237,390	Insurance Australia Group Ltd	1,027,269
23,025	Macquarie Group Ltd	1,439,107
128,116	Origin Energy Ltd	1,303,728
45,937	South32 Ltd * +	76,915
274,997	Sydney Airport	1,196,316
266,064	Telstra Corporation Ltd	1,265,267
164,382	Transurban Group	1,278,147
197,828	Westfield Corporation	1,464,093
		17,640,485
Austria - 2.0%
28,251	Andritz AG	1,746,566
106,583	BUWOG AG +	2,145,707
67,867	Ca Immobilien Anlagen AG	1,225,407
79,414	Erste Group Bank AG *	2,303,922
607,674	IMMOFINANZ AG * +	1,618,462
34,217	Oesterreichische Post AG	1,688,490
83,390	Raiffeisen Bank International AG +	1,282,219
38,806	Voestalpine AG	1,614,040
89,174	Wienerberger AG	1,424,531
		15,049,344
Belgium - 2.6%
37,220	Ageas	1,393,962
21,420	Anheuser-Busch InBev NV	2,574,870
79,871	Belgacom SA	2,774,212
62,600	Colruyt SA	2,815,797
27,665	Delhaize Group SA	2,469,037
14,374	Groupe Bruxelles Lambert SA	1,195,544
23,096	KBC Groep NV	1,548,612
9,666	Solvay SA	1,337,634
27,987	UCB SA	2,001,047
32,278	Umicore SA	1,585,539
		19,696,254
Brazil - 1.5%
439,200	AMBEV SA	2,536,258
283,400	BM&FBovespa SA	1,009,506
57,300	BRF SA	1,163,516
156,100	CCR SA	769,159
79,680	Cielo SA	1,008,285
197,400	Embraer SA	1,489,344
430,500	Petrol Brasileiros SA *	1,674,009
319,700	Tim Participacoes SA	951,183
54,200	Ultrapar Participacoes SA	1,179,326
		11,780,586
Canada - 2.5%
19,900	Bank Of Nova Scotia *	1,046,526
25,000	Canadian National Railway Company *	1,482,993
38,173	Canadian Natural Resources Ltd * +	1,178,096
5,400	Canadian Pacific Railway Ltd *	889,810
33,900	Canadian Utilities Ltd *	1,006,696
22,000	Enbridge, Inc. *	1,052,235
1,900	Fairfax Financial Holdings Ltd *	957,013
42,900	Goldcorp, Inc. *	761,685
19,528	Intact Financial Corporation *	1,400,533
93,100	Manulife Financial Corporation *	1,709,129
35,900	National Bank Of Canada *	1,400,377
34,100	Pembina Pipeline Corporation * +	1,099,284
28,600	Potash Corp of Saskatchewan, Inc. *	900,132
4,400	Royal Bank Of Canada *	279,759
52,500	Shaw Communications, Inc. * +	1,158,833
43,600	Suncor Energy, Inc. *	1,274,413
6,400	Toronto-Dominion Bank *	278,675
26,900	TransCanada Corporation *	1,165,897
		19,042,086
Chile - 2.5%
3,293,201	Aguas Andinas SA	1,886,587
20,588,065	Banco Santander Chile	1,108,979
487,817	Cencosud SA	1,238,673
113,808	Cia Cervecerias Unidas SA	1,285,279
3,962,011	Colbun SA	1,187,273
100,455,676	CorpBanca SA	1,240,854
859,389	Empresa Nacional de Electricidad SA	1,285,638
452,905	Empresas CMPC SA	1,330,959
98,341	Empresas COPEC SA	1,125,927
7,864,306	Enersis SA	2,677,955
111,904	ENTEL Chile SA	1,346,198
112,763	Latam Airlines Group SA *	954,779
218,023	SACI Falabella	1,637,329
44,251	Sociedad Quimica y Minera de CV	858,707
		19,165,137
China - 5.9%
3,012,000	Agricultural Bank of China Ltd	1,635,426
6,791	Baidu, Inc. - ADR,*	1,340,543
3,758,305	Bank Of China Ltd	2,496,279
1,842,539	Bank Of Communication Company Ltd	1,753,747
2,168,000	China Communications Services Corporation Ltd	1,188,343
3,218,000	China Construction Bank Corporation	3,233,086
2,064,000	China Everbright Bank Company Ltd	1,309,690
359,275	China Life Insurance Company Ltd	1,726,025
224,000	China Mengniu Dairy Company Ltd	1,278,366
590,000	China Merchants Bank Company Ltd	1,795,799
825,500	China Minsheng Banking Corporation Ltd	1,137,057
230,000	China Pacific Insurance Group Company Ltd	1,185,055
1,448,969	China Petroleum & Chemical Corporation	1,276,361
330,000	CITIC Securities Company Ltd	1,402,372
1,135,000	CNOOC Ltd	1,774,158
158,000	ENN Energy Holdings Ltd	1,061,668
95,200	Haitong Securities Company Ltd	302,041
109,000	Hengan International Group Company Ltd	1,252,558
3,282,000	Industrial & Commercial Bank of China	2,857,170
914,000	Jiangsu Expressway Company Ltd	1,273,104
647,000	Jiangxi Copper Company Ltd	1,283,377
758,000	Lenovo Group Ltd	1,202,453
35,910	Mindray Medical International Ltd - ADR	968,493
1,268,000	PetroChina Company Ltd	1,502,895
164,844	Ping An Insurance Group Company of China Ltd	2,425,787
212,000	Sands China Ltd	818,892
148,000	Shanghai Pharmaceuticals Holding Company Ltd *	490,556
108,602	Tencent Holdings Ltd	2,180,822
452,000	Tingyi Cayman Island Holding Corporation	959,538
154,000	Tsingtao Brewery Company Ltd	987,122
438,400	ZTE Corporation	1,523,783
		45,622,566
Colombia - 2.2%
175,232	Almacenes Exito SA	1,620,082
112,009	Banco Davivienda SA	1,144,430
143,399	Bancolombia SA	1,388,098
441,524	Cementos Argos SA	1,639,797
120,050	Corp Financiera Colombiana SA	1,754,973
2,158,424	Ecopetrol SA	1,590,462
220,092	Grupo Argos SA	1,440,033
136,459	Grupo de Inversiones	1,833,112
248,078	Grupo Nutresa SA	2,205,356
2,012,995	Isagen SA ESP	2,314,427
		16,930,770
France - 1.9%
9,671	Air Liquide SA	1,245,918
24,777	Airbus Group NV	1,687,176
50,534	AXA SA	1,271,814
18,410	BNP Paribas SA	1,110,666
24,091	Cie de Saint-Gobain +	1,122,659
17,610	Danone SA	1,209,394
57,015	Orange SA	899,215
8,329	Pernod Ricard SA	1,029,576
14,573	Publicis Groupe SA	1,165,360
17,912	Sanofi	1,753,822
13,901	Schneider Electric SA	1,050,094
23,782	Total SA	1,200,854
		14,746,548
Germany - 2.0%
6,257	Allianz SE	980,985
12,070	BASF SE	1,116,193
11,331	Bayer AG +	1,607,247
9,841	Bayerische Motoren Werke AG	1,088,401
17,864	Daimler AG	1,673,193
32,468	Deutsche Bank AG	977,606
28,642	Deutsche Post AG	863,349
75,799	Deutsche Telekom AG	1,302,444
18,653	Fresenius Medical Care AG & Company KGaA	1,593,444
19,452	Fresenius SE & Company KGaA	1,237,621
5,061	Linde AG	971,901
14,959	SAP SE	1,107,180
8,901	Siemens AG	936,340
		15,455,904
Hong Kong - 4.6%
490,000	AIA Group Ltd	3,226,158
339,000	Bank Of East Asia Ltd	1,530,247
132,000	Beijing Enterprises Holdings Ltd	1,155,095
73,000	Cheung Kong Holdings Ltd *	443,443
174,000	Cheung Kong Infrastructure Holdings Ltd	1,436,227
224,000	China Mobile Ltd	2,949,630
400,000	China Overseas Land & Investment Ltd	1,449,640
482,275	China Resources Enterprise Ltd	1,449,254
29,333	China Resources Land Ltd	94,956
626,000	China Unicom Hong Kong Ltd +	1,056,029
73,000	CK Hutchison Holdings Ltd	1,139,205
147,500	CLP Holdings Ltd	1,289,780
216,000	Galaxy Entertainment Group Ltd	1,033,526
3,262,000	Hanergy Thin Film Power Group Ltd (d) * +	652,093
325,000	Hang Lung Properties Ltd	1,026,936
186,200	Henderson Land Development Company Ltd	1,502,107
632,000	Hong Kong & China Gas Company Ltd	1,524,237
66,300	Hong Kong Exchanges and Clearing Ltd +	2,551,562
86,000	Hutchison Whampoa Ltd	1,275,528
942,333	New World Development Company Ltd	1,256,663
1,424,600	Noble Group Ltd	840,114
125,500	Power Assets Holdings Ltd	1,202,614
682,000	Sino Land Company Ltd	1,168,090
77,000	Sun Hung Kai Properties Ltd	1,304,908
301,500	Techtronic Industries Company Ltd	1,040,171
122,000	Wharf Holdings Ltd	841,797
209,000	Wheelock and Company Ltd	1,126,721
		35,566,731
India - 1.0%
28,774	Axis Bank Ltd - GDR (a)	1,325,043
140,448	ICICI Bank Ltd - ADR	1,483,131
49,135	Infosys Ltd - ADR	1,565,932
40,491	Larsen & Toubro Ltd (a)	1,066,938
33,948	Mahindra & Mahindra Ltd (a)	680,657
39,091	Reliance Industries Ltd (b)	1,086,730
18,274	Tata Motors Ltd - ADR	699,894
		7,908,325
Indonesia - 3.4%
13,283,000	Adaro Energy Tbk	863,837
3,426,200	Astra International Tbk PT	1,891,354
2,418,600	Bank Central Asia Tbk PT	2,583,388
1,930,700	Bank Mandiri Persero Tbk PT	1,573,147
2,718,000	Bank Negara Indonesia Persero	1,413,056
2,116,400	Bank Rakyat Indonesia Persero Tbk PT	1,884,499
228,053	Gudang Garam Tbk PT	812,258
575,600	Indocement Tunggal Prakarsa Tbk PT	975,003
874,200	Indofood CBP Sukses Makmur Tbk PT	932,110
1,902,800	Indofood Sukses Makmur Tbk PT	1,050,396
1,907,500	Jasa Marga Persero Tbk PT	933,988
8,539,100	Kalbe Farma Tbk PT	1,188,138
3,250,500	Perusahaan Gas Negara Persero	1,055,724
1,086,900	Semen Indonesia Persero Tbk PT	1,105,475
9,939,800	Telekomunikasi Indonesian Persero Tbk PT	2,138,440
2,621,000	Tower Bersama Infrustructure Tbk PT	1,868,037
397,000	Unilever Indonesia Tbk PT	1,299,917
878,200	United Tractors Tbk PT	1,348,114
2,997,600	XL Axiata Tbk PT *	972,452
		25,889,333
Ireland - 2.2%
22,544	Alkermes PLC *	1,377,438
4,166,626	Bank Of Ireland *	1,592,516
76,406	CRH PLC	2,141,550
24,512	DCC PLC	1,948,132
90,422	Glanbia PLC	1,781,626
7,999	Jazz Pharmaceuticals PLC *	1,434,621
22,464	Kerry Group PLC	1,677,707
18,624	Paddy Power PLC	1,651,690
31,109	Ryanair Holdings PLC - ADR	2,071,860
40,346	Smurfit Kappa Group PLC	1,189,775
		16,866,915
Israel - 2.7%
360,125	Bank Leumi Le-Israel BM *	1,407,967
824,399	Bezeq The Israeli Telecommunication Corporation Ltd	1,380,425
34,529	Check Point Software Technology Ltd *	2,925,297
23,594	Elbit Systems Ltd	1,730,271
143,146	Israel Chemicals Ltd	1,023,872
931,167	Israel Discount Bank Ltd *	1,657,857
6,321,766	Isramco Negev 2 LP +	1,290,523
19,347	Mellanox Technologies Ltd *	973,541
124,703	Mizrahi Tefahot Bank Ltd	1,418,493
37,959	NICE Systems Ltd	2,383,533
9,011	Taro Pharmaceutical Industries Ltd *	1,339,936
54,537	Teva Pharmaceutical Industries Ltd	3,308,945
		20,840,660
Italy - 1.8%
50,795	Assicurazioni Generali SpA +	982,427
45,810	Atlantia SpA	1,178,331
303,659	Enel SpA	1,473,438
83,671	Eni SpA	1,506,170
526,431	Intesa Sanpaolo SpA	1,897,580
31,091	Luxottica Group SpA	2,093,222
247,780	Snam SpA +	1,225,701
881,360	Telecom Italia SpA * +	1,080,283
249,460	Terna Rete Elettrica Nazionale SpA	1,189,079
204,034	UniCredit SpA	1,427,454
		14,053,685
Japan - 5.9%
50,000	Ajinomoto Company, Inc.	1,034,726
248,000	Asahi Glass Company Ltd	1,622,495
37,063	Canon, Inc.	1,281,669
38,925	FUJIFILM Holdings Corporation	1,490,951
10,771	Hirose Electric Company Ltd +	1,539,520
168,000	Hitachi Ltd	1,150,546
59,000	Honda Motor Company Ltd	2,025,533
38,425	Hoya Corporation	1,422,730
30,086	Kao Corporation	1,371,281
95,569	Kirin Holdings Company Ltd	1,377,921
28,438	Kyocera Corporation	1,552,330
14,714	Lawson, Inc.	1,029,026
203,000	Marubeni Corporation	1,190,702
197,000	Mitsubishi Heavy Industries	1,252,330
273,427	Mitsubishi UFJ Financial Group, Inc.	2,029,416
587,769	Mizuho Financial Group, Inc.	1,300,418
17,852	Nippon Telephone and Telegraph Corporation	1,246,900
20,916	Oriental Land Company Ltd	1,349,854
288,717	Osaka Gas Company Ltd	1,158,916
32,372	Otsuka Holdings Company Ltd	1,015,122
26,540	Seven & I Holdings Company Ltd	1,102,742
15,167	Shin-etsu Chemical Company Ltd	928,485
119,200	Sumitomo Corporation	1,422,832
117,700	Sumitomo Electric Industries Ltd	1,884,300
32,082	Sumitomo Mitsui Financial Group Ltd	1,465,616
36,400	Suzuki Motor Corporation	1,271,207
26,886	Takeda Pharmaceutical Company Ltd +	1,308,395
332,000	Tobu Railway Company Ltd	1,465,866
227,000	Tokyo Gas Company Ltd	1,258,500
63,200	Toyota Motor Corporation	4,381,201
50,800	Toyota Tsusho Corporation	1,426,403
		45,357,933
Malaysia - 4.6%
639,400	AMMB Holdings Bhd	1,098,805
1,076,400	Axiata Group Bhd	1,932,000
81,800	British American Tobacco Malaysia Bhd	1,383,415
1,210,100	CIMB Group Holdings Bhd	1,871,595
742,500	DiGi.com Bhd	1,136,232
982,000	Gamuda Bhd	1,336,656
620,400	Genting Bhd	1,441,846
1,117,300	Genting Malaysia Bhd	1,295,288
1,332,800	IHH Healthcare Bhd	2,119,537
805,600	IJM Corporation Bhd	1,544,836
907,600	IOI Corporation Bhd	987,813
180,000	Kuala Lumpur Kepong Bhd	1,016,367
622,020	Malayan Banking Bhd	1,532,144
677,000	Malaysia Airports Holdings Bhd	1,172,654
612,000	Maxis Bhd	1,150,213
177,000	Petronas Gas Bhd	1,057,365
393,640	Public Bank Bhd	1,986,454
631,700	RHB Capital Bhd	1,326,811
1,285,600	SapuraKencana Petroleum Bhd	922,294
743,500	Sime Darby Bhd	1,687,376
871,800	Telekom Malaysia Bhd	1,731,234
657,000	Tenaga Nasional Bhd	2,394,305
2,544,400	UEM Sunrise Bhd	714,875
505,191	UMW Holdings Bhd	1,477,263
2,970,000	YTL Corporation Bhd	1,288,134
		35,605,512
Mexico - 2.1%
721,874	Alfa SAB De CV	1,417,130
2,433,500	America Movil SAB de CV	2,556,938
222,000	Arca Continental SAB de CV	1,344,638
125,200	Coca-Cola Femsa SAB de CV	1,065,821
419,700	Grupo Bimbo SAB de CV *	1,141,448
339,400	Grupo Financiero Banorte SAB de CV	1,915,102
375,500	Grupo Financiero Inbursa SAB de CV	858,347
518,200	Grupo Mexico SAB de CV	1,606,871
530,600	Kimberly-Clark de Mexico SAB de CV	1,200,827
91,000	Promotora y Operadora de Infraestructura SAB de CV *	1,001,485
710,600	Wal-Mart de Mexico SAB de CV	1,758,168
		15,866,775
Netherlands - 1.9%
18,765	Akzo Nobel NV	1,429,273
14,311	ASML Holding NV	1,599,280
69,921	Fiat Chrysler Automobiles NV *	1,117,354
20,267	Heineken NV	1,587,971
151,054	ING Groep NV	2,484,386
93,760	Koninklijke Ahold NV	1,906,608
506,199	Koninklijke KPN NV	1,836,882
44,593	Koninklijke Philips NV	1,214,859
34,136	Royal Dutch Shell PLC	1,029,642
		14,206,255
New Zealand - 2.3%
478,608	Auckland International Airport Ltd +	1,646,813
266,561	Contact Energy Ltd	1,163,039
700,900	Fisher & Paykel Healthcare Corporation	3,281,879
283,837	Fletcher Building Ltd	1,763,988
557,071	Mighty River Power NPV	1,130,314
241,923	Ryman Healthcare Ltd	1,371,345
277,171	SKY Network Television Ltd	1,248,660
466,996	SKYCITY Entertainment Group Ltd	1,467,707
834,826	Spark New Zealand Ltd	1,637,622
488,167	Trade Me Group Ltd	1,298,740
419,534	Z Energy Ltd	1,517,959
		17,528,066
Peru - 2.2%
1,453,911	Alicorp SAA *	2,630,075
863,391	Cementos Pacasmayo SAA	1,353,963
21,400	Credicorp Ltd	3,020,396
3,744,207	Ferreycorp SAA	1,696,251
859,573	Grana y Montero SA	1,361,592
74,460	InRetail Peru Corporation * (b)	1,098,285
76,404	Intercorp Financial Services, Inc. (a)	2,237,873
743,666	Minsur SA	282,718
1,646,719	Union Andina de Cementos SAA	1,252,059
9,934,964	Volcan Cia Minera SAA	2,203,224
		17,136,436
Philippines - 2.4%
79,510	Ayala Corporation	1,408,835
1,763,200	Ayala Land Inc.	1,583,855
599,031	BDO Unibank, Inc.	1,451,056
5,554,000	Energy Development Corporation	985,357
58,715	GT Capital Holdings, Inc.	1,838,424
537,910	International Container Terminal Services, Inc.	1,290,936
972,350	JG Summit Holdings, Inc.	1,493,910
11,136,043	Metro Pacific Investments Corporation	1,123,970
33,211	Philippine Long Distance Telephone Company	2,070,799
353,046	Security Bank Corporation	1,235,285
80,430	SM Investments Corporation	1,587,493
2,368,200	SM Prime Holdings, Inc.	1,021,962
313,310	Universal Robina Corporation	1,340,799
		18,432,681
Poland - 2.6%
124,054	Asseco Poland SA	1,988,709
27,202	Bank Pekao SA	1,362,008
13,347	Bank Zachodni WBK SA *	1,212,472
221,820	Cyfrowy Polsat SA *	1,483,442
45,580	KGHM Polska Miedz SA +	1,402,930
37,795	Lubelski Wegiel Bogdanka SA	850,066
739,936	Orange Polska SA	2,052,110
287,794	PGE Polska Grupa Energetyczna SA	1,580,166
92,189	Polski Koncern Naftowy Orlen SA +	1,740,205
857,432	Polskie Gornictwo Naftowe i Gazownictwo SA	1,454,731
212,928	Powszechna Kasa Oszczednosci Bank Polski SA	1,859,191
13,965	Powszechny Zaklad Ubezpieczen SA	1,671,584
929,615	Tauron Polska Energia SA	1,182,277
		19,839,891
Republic of Korea - 4.2%
5,610	Amorepacific Corporation	2,045,062
3,800	Celltrion, Inc. *	236,589
12,803	Coway Company Ltd	1,057,049
4,756	E-Mart Company Ltd	1,057,843
34,556	Hana Financial Group, Inc.	926,066
23,913	Hankook Tire Company Ltd	946,163
5,456	Hyundai Mobis Company Ltd	1,100,308
9,175	Hyundai Motor Company	1,308,053
35,204	Kangwon Land, Inc.	1,280,145
36,543	KB Financial Group, Inc.	1,327,188
21,667	Kia Motors Corporation	931,588
28,679	Korea Aerospace Industries Ltd	1,648,412
39,828	Korea Electric Power Corporation	1,660,324
41,221	KT Corporation *	1,076,786
16,041	KT&G Corporation	1,395,310
19,131	LG Electronics, Inc.	954,608
1,645	NAVER Corporation	903,952
8,437	POSCO	1,857,548
20,569	Samsung C&T Corporation	1,169,273
2,649	Samsung Electronics Company Ltd	3,124,063
3,911	Samsung Fire & Marine Insurance Company Ltd	1,072,812
10,773	Samsung Life Insurance Company Ltd	1,088,722
34,319	Shinhan Financial Group Company Ltd	1,297,511
32,054	SK Hynix, Inc.	1,477,969
4,522	SK Telecom Company Ltd	1,005,796
		31,949,140
Russian Federation - 1.9%
327,317	Gazprom OAO	1,756,710
39,379	LUKOIL OAO	1,888,617
22,240	Magnit PJSC (a)	1,159,816
83,185	MMC Norilsk Nickel OJSC	1,465,304
12,730	NovaTek OAO (a)	1,284,457
327,838	Sberbank Of Russia	1,852,285
232,299	Surgutneftegas OAO	1,414,701
37,866	Tatneft OAO	1,269,268
142,171	Yandex NV *	2,563,343
		14,654,501
Singapore - 3.4%
25,808	Avago Technologies Ltd	3,821,391
524,400	CapitaLand Ltd	1,357,582
854,500	ComfortDelGro Corporation Ltd	1,939,596
127,000	DBS Group Holdings Ltd	1,912,395
1,181,500	Genting Singapore PLC	806,305
596,700	Global Logistic Properties Ltd	1,221,639
3,021,800	Golden Agri-Resources Ltd	941,441
2,552,000	Hutchison Port Holdings Trust	1,684,320
192,500	Keppel Corporation Ltd	1,249,444
174,300	Oversea-Chinese Banking Corporation Ltd	1,318,789
288,300	Sembcorp Industries Ltd	889,643
155,500	Singapore Airlines Ltd	1,309,194
294,000	Singapore Exchange Ltd	1,838,454
709,500	Singapore Press Holdings Ltd	2,189,393
460,800	Singapore Technologies Engineering Ltd	1,162,169
419,000	Singapore Telecommunications Ltd	1,283,636
72,800	United Overseas Bank Ltd	1,249,605
		26,174,996
South Africa - 2.5%
95,963	AngloGold Ashanti Ltd *	929,624
28,115	Aspen Pharmacare Holdings Ltd	845,690
72,158	Barclays Africa Group Ltd	1,044,099
38,465	Bidvest Group Ltd	953,268
276,804	Gold Fields Ltd	963,421
295,548	Life Healthcare Group Holdings Ltd	887,514
82,899	MTN Group Ltd	1,469,073
20,161	Naspers Ltd	2,963,288
43,530	Nedbank Group Ltd	863,808
337,607	Netcare Ltd	1,081,643
56,418	Remgro Ltd	1,154,398
218,024	Sanlam Ltd	1,229,182
30,699	Sasol Ltd	1,082,386
80,849	Standard Bank Group Ltd	1,052,490
206,787	Steinhoff International Holdings +	1,281,271
129,935	Woolworths Holdings Ltd	1,020,671
		18,821,826
Spain - 2.0%
61,112	Amadeus It Holding SA	2,781,083
158,897	Banco Bilbao Vizcaya Argentari SA	1,569,424
403,636	Banco de Sabadell SA	1,022,279
233,080	Banco Popular Espanol SA	1,149,401
310,892	Banco Santander SA	2,213,974
151,277	Iberdrola SA	1,046,063
56,316	Inditex SA	1,865,448
62,818	Repsol SA	1,196,336
148,052	Telefonica SA	2,094,354
		14,938,362
Sweden - 2.5%
23,914	Assa Abloy AB	1,410,748
41,923	Atlas Copco AB	1,267,548
55,604	Hennes & Mauritz AB	2,192,466
40,247	Hexagon AB	1,476,958
33,579	Investment AB Kinnevik	1,121,204
34,081	Investor AB	1,345,813
100,672	Nordea Bank AB	1,309,391
69,717	Skanska AB	1,450,513
51,802	SKF AB	1,250,320
65,106	Svenska Handelsbanken AB	980,427
47,823	Swedbank AB	1,121,750
154,392	Telefonaktiebolaget LM Ericsson	1,732,870
208,160	TeliaSonera AB	1,226,768
109,150	Volvo AB	1,417,100
		19,303,876
Switzerland - 2.8%
90,766	ABB Ltd	1,985,582
20,116	Cie Financiere Richemont SA	1,737,957
82,997	Credit Suisse Group AG	2,199,772
25,004	Nestle SA	1,939,449
33,425	Novartis AG	3,431,944
4,380	Swatch Group AG	1,739,231
15,733	Swiss Re AG	1,412,848
6,103	Syngenta AG	2,763,022
113,377	UBS Group AG	2,439,201
4,557	Zurich Insurance Group AG	1,454,109
		21,103,115
Taiwan - 4.2%
2,061,000	Asia Pacific Telecom Company Ltd	836,003
736,450	Cathay Financial Holding Company Ltd	1,317,274
1,695,960	China Steel Corporation	1,403,492
534,953	Chunghwa Telecom Company Ltd	1,690,628
197,000	Delta Electronics, Inc.	1,126,430
1,669,000	Eva Airways Corporation *	1,237,082
3,287,830	First Financial Holding Company Ltd	2,024,565
559,000	Formosa Chemicals & Fibre Corporation	1,367,768
525,000	Formosa Plastic Corporation	1,287,997
707,000	Fubon Financial Holding Company Ltd	1,455,785
857,200	Hon Hai Precision Industry Company Ltd	2,767,684
85,142	MediaTek, Inc.	1,149,818
558,000	Nan Ya Plastics Corporation	1,319,871
847,566	Pou Chen Corporation	1,215,030
122,000	President Chain Store Corporation	882,416
671,000	Siliconware Precision Industries Company Ltd	1,110,572
4,382,528	Taiwan Cooperative Financial Holdings Company Ltd	2,334,550
410,000	Taiwan Mobile Company Ltd	1,442,674
829,000	Taiwan Semiconductor Manufacturing Company Ltd	3,943,375
1,119,686	Teco Electric & Machinery Company Ltd	1,032,389
679,000	Uni-President Enterprises Corporation	1,210,090
		32,155,493
Thailand - 2.7%
127,200	Advanced Info Service PCL	884,804
347,000	Bangkok Bank PCL +	1,877,348
2,106,900	Bangkok Dusit Medical Services PCL	1,208,774
243,600	Bumrungrad Hospital PCL	1,260,000
772,300	Central Pattana PCL	992,924
1,517,100	Charoen Pokphand Foods PCL	1,104,903
484,042	Delta Electronics Thailand PCL	1,230,250
453,942	Intouch Holdings PCL	1,045,794
259,200	Kasikornbank PCL	1,502,497
1,648,300	Krung Thai Bank PCL +	886,868
3,522,960	Land & Houses PCL	979,182
626,800	PTT Exploration & Production PCL	2,012,319
124,697	PTT PCL	1,286,262
94,500	Siam Cement PCL	1,483,234
237,600	Siam Commercial Bank PCL	1,119,489
2,879,000	Thai Beverage PLC	1,601,699
		20,476,347
Turkey - 1.6%
311,229	Akbank TAS	926,983
128,350	Anadolu Efes Biracilik Ve Malt Sanayii AS	1,188,314
68,911	BIM Birlesik Magazalar AS	1,264,363
499,693	Enka Insaat ve Sanayi AS	972,191
494,619	Eregli Demir ve Celik Fabrikal TAS	795,121
230,803	Haci Omer Sabanci Holding AS	866,882
40,130	Tupras Turkiye Petrol Rafineri AS *	1,003,834
245,200	Turk Hava Yollari * +	830,703
292,615	Turkcell Iletisim Hizmetleri AS	1,274,891
362,512	Turkiye Garanti Bankasi AS	1,147,806
151,597	Turkiye Halk Bankasi AS	760,134
371,523	Turkiye Is Bankasi	789,807
430,119	Yapi ve Kredi Bankasi AS +	665,586
		12,486,615
United Kingdom - 2.5%
24,973	British American Tobacco PLC	1,376,172
231,140	Centrica PLC	980,688
80,144	Compass Group PLC	1,401,307
38,019	Diageo PLC	1,054,953
316,224	Legal & General Group PLC	1,284,654
85,654	National Grid PLC	1,222,731
11,510	Next PLC	1,322,908
62,422	Reed Elsevier NV	1,513,759
84,971	Reed Elsevier PLC	1,409,084
21,558	Rio Tinto Ltd	959,261
49,119	SSE PLC	1,249,972
66,231	Unilever NV	2,824,547
26,245	Unilever PLC	1,158,056
59,927	WPP PLC	1,410,521
		19,168,613
TOTAL COMMON STOCKS (Cost $702,222,749)		731,461,762

EXCHANGE TRADED NOTES - 2.2%
India - 2.2%
243,338	iPath MSCI India Index ETN *	17,225,897
TOTAL EXCHANGE TRADED NOTES (Cost $13,978,881)		17,225,897

PREFERRED STOCKS - 0.3%
Brazil - 0.3%
143,920	Itau Unibanco Holdings SA	1,558,309
140,800	Vale SA	745,471
		2,303,780
TOTAL PREFERRED STOCKS (Cost $3,189,278)		2,303,780

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Hong Kong - 0.2%
210,500	Link Real Estate Investment Trust	1,221,683
Mexico - 0.2%
630,500	Fibra Uno Administracion SA de CV +	1,605,843
Singapore - 0.6%
610,300	Ascendas Real Estate Investment	1,086,507
804,878	CapitaLand Commercial Trust	964,229
860,000	CapitaLand Mall Trust	1,384,319
872,000	Suntec Real Estate Investment Trust	1,164,305
		4,599,360
Turkey - 0.1%
783,909	Emlak Konut Gayrimenkul Yatirim Ortakligi AS +	880,350
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,483,814)		8,307,236

Principal Amount
REPURCHASE AGREEMENTS - 2.4%
Government Agency Repurchase Agreements - 2.4%

$2,823,254	Citigroup Global Markets, Inc. - 0.110%, dated 05/29/2015, matures 06/01/2015, repurchase price $2,823,271 (collateralized by various government agency obligations: Total Value $2,879,719)^	2,823,254

2,823,254	HSBC Securities USA, Inc. - 0.080%, dated 05/29/2015, matures 06/01/2015, repurchase price $2,823,273 (collateralized by various government agency obligations: Total Value $2,879,731)^	2,823,254

4,380,750	Goldman Sachs & Co. - 0.100%, dated 05/29/2015, matures 06/01/2015, repurchase price $4,380,786 (collateralized by various government agency obligations: Total Value $4,468,365)^	4,380,750

4,380,750	Mizuho Securities USA, Inc. - 0.110%, dated 05/29/2015, matures 06/01/2015, repurchase price $4,380,790 (collateralized by various government agency obligations: Total Value $4,468,365)^	4,380,750

4,380,750	Morgan, Stanley & Co. - LLC, 0.090%, dated 05/29/2015, matures 06/01/2015, repurchase price $4,380,782 (collateralized by various government agency obligations: Total Value $4,468,365)^	4,380,750
		18,788,758

Government Notes & Bonds Repurchase Agreements - 0.0%#

32,904	Royal Bank of Scotland PLC - 0.100%, dated 05/29/2015, matures 06/01/2015, repurchase price $32,904 (collateralized by various government agency obligations: Total Value $33,562)^	32,904
		32,904
TOTAL REPURCHASE AGREEMENTS ($18,821,662)		18,821,662
Shares
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
499,116	Short Term Investment Trust Liquid Assets Portfolio, 0.10% (c)	499,116
TOTAL SHORT-TERM INVESTMENTS (Cost $499,116)		499,116

TOTAL INVESTMENTS - 101.5% (Cost $747,195,500)		778,619,453
Liabilities in Excess of Other Assets - (1.5%)		(11,408,112)
NET ASSETS - 100.0%		$767,211,341

(a)
Restricted securities as defined in Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total
$7,754,784.

(b)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. The value of those securities total
$2,185,015.

(c)	Annualized seven-day yield as of May 31, 2015.
(d)
As of May 31, 2015, the Fund has fair valued this security.  This security is deemed illiquid according to the Fund's liquidity guidelines.  The value of this security was $652,093 or 0.1% of net assets.

*	Non-income producing security.
+	All or a portion of this security is out on loan as of May 31, 2015. Total value of securities out on loan is $16,584,078.
#	Less than 0.05%.
^	Investments purchased with cash proceeds from securities lending. Total value of cash collateral is $18,821,662 as of May 31, 2015.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows(e):
Cost of investments		$747,195,500
Gross unrealized appreciation		113,814,370
Gross unrealized depreciation		(82,390,417)
Net unrealized appreciation		$31,423,953

(e)Because tax adjustments are calculated annually, the above table does not reflect tax adjustments

Vident Core U.S. Equity Fund
Schedule of Investments
May 31, 2015 (Unaudited)

Shares	Security Description	Value
CLOSED-END FUNDS - 0.2%
Financials - 0.2%
47,357	New Mountain Finance Corporation	$716,038
TOTAL CLOSED-END FUNDS (Cost $692,272)		716,038

COMMON STOCKS - 95.0%
Consumer Discretionary - 12.9%
19,201	Aarons, Inc.	672,611
15,154	Abercrombie & Fitch Company	310,202
12,519	American Axle & Manufacturing Holdings, Inc. *	314,352
45,308	American Eagle Outfitters, Inc.	741,692
22,951	American Public Education, Inc. *	554,726
12,814	ANN, Inc. *	599,054
19,870	Apollo Education Group, Inc. *	329,445
44,212	Ascena Retail Group, Inc. *	653,453
18,338	Barnes & Noble, Inc. *	431,310
7,658	Bed Bath & Beyond, Inc. *	546,169
12,596	Best Buy, Inc.	437,081
11,403	Big Lots, Inc.	500,592
20,078	Boyd Gaming Corporation *	287,316
38,321	Bridgepoint Education, Inc. *	356,385
9,055	Buckle, Inc.	385,562
12,731	Caleres, Inc.	393,770
6,936	Capella Education Company	369,481
32,552	Chico's FAS, Inc.	540,689
11,781	Coach, Inc.	416,694
13,198	Comcast Corporation	771,555
19,031	Cooper-Standard Holding, Inc. *	1,190,770
5,173	Cracker Barrel Old Country Store, Inc.	729,807
35,138	Crocs, Inc. *	528,476
12,493	Dana Holding Corporation	271,973
10,407	Darden Restaurants, Inc.	682,075
8,887	Dick's Sporting Goods, Inc.	477,410
8,950	Drew Industries, Inc.	549,530
11,998	DSW, Inc.	415,731
10,538	Ethan Allen Interiors, Inc.	264,504
36,261	Express, Inc. *	639,644
20,625	Finish Line, Inc.	539,756
8,135	Foot Locker, Inc.	514,132
3,250	Fossil Group, Inc. *	230,782
50,009	Francesca's Holdings Corporation *	783,641
16,129	GameStop Corporation	700,160
11,736	Gannett, Inc.	420,031
12,982	General Motors Company	466,963
5,848	Genesco, Inc. *	387,079
5,750	Genuine Parts Company	520,202
777	Graham Holdings Company	832,167
18,581	H&R Block, Inc.	589,575
17,167	Haverty Furniture Companies, Inc.	360,679
12,328	Hibbett Sports, Inc. *	573,868
4,991	International Game Technology PLC *	90,287
15,219	International Speedway Corporation	566,603
22,591	Interval Leisure Group, Inc.	587,818
10,735	John Wiley & Sons, Inc.	622,845
44,151	K12, Inc. *	604,427
11,104	Kohls Corporation	727,201
9,454	La-Z-Boy, Inc.	250,815
3,824	Lear Corporation	443,660
20,729	Mattel, Inc.	535,015
14,123	McDonalds Corporation	1,354,819
13,304	Meredith Corporation	702,451
30,575	Modine Manufacturing Company *	342,134
20,557	New Media Investment Group, Inc.	452,665
35,877	New York Times Company	498,690
8,161	Omnicom Group, Inc.	608,239
7,747	Outerwall, Inc.	593,885
17,868	Overstock.com, Inc. *	386,485
6,777	Oxford Industries, Inc.	514,171
25,189	Penn National Gaming, Inc. *	418,893
19,159	Pier 1 Imports, Inc.	243,511
2,515	Ralph Lauren Corporation	327,956
36,666	Regis Corporation *	592,523
68,119	Remy International, Inc.	1,505,430
17,014	Rent-A-Center, Inc.	514,674
14,517	Scholastic Corporation	645,281
10,177	Scripps Networks Interactive, Inc.	681,961
57,072	SeaWorld Entertainment, Inc.	1,232,755
8,870	Select Comfort Corporation *	276,301
48,736	Smith & Wesson Holding Corporation *	716,907
18,030	Stage Stores, Inc.	291,906
8,178	Standard Motor Products, Inc.	287,620
14,822	Starz *	621,931
12,838	Steiner Leisure Ltd *	629,832
11,737	Sturm, Ruger & Company, Inc.	630,746
13,356	Target Corporation	1,059,398
5,187	Tenneco, Inc. *	304,581
9,356	The Childrens Place, Inc.	611,882
10,677	The Gap, Inc.	409,249
8,506	Thor Industries, Inc.	519,632
11,909	Tower International, Inc. *	327,617
8,641	Tupperware Brands Corporation	568,059
17,985	Urban Outfitters, Inc. *	618,324
24,060	Vera Bradley, Inc. *	325,772
12,527	Vista Outdoor, Inc. *	577,369
48,557	Weight Watchers International, Inc. *	266,092
19,842	Winnebago Industries, Inc.	431,167
		47,800,673
Consumer Staples - 8.3%
22,985	Archer-Daniels-Midland Company	1,214,757
171,634	Avon Products, Inc.	1,153,380
17,023	Bunge Ltd	1,575,649
14,844	Cal-Maine Foods, Inc.	841,506
97,233	Coty, Inc.	2,424,019
68,183	Flowers Foods, Inc.	1,531,390
40,050	Fresh Del Monte Produce, Inc.	1,507,482
32,055	Fresh Market, Inc. *	1,017,746
27,847	Herbalife Ltd *	1,448,879
35,351	Ingles Markets, Inc.	1,727,957
11,991	Ingredion, Inc.	982,902
26,813	Kellogg Company	1,683,052
18,977	Lorillard, Inc.	1,375,453
19,161	Nu Skin Enterprises, Inc.	969,547
14,721	Philip Morris International, Inc.	1,222,873
21,008	Pilgrim's Pride Corporation	537,385
18,133	Reynolds American, Inc.	1,391,708
17,922	Sanderson Farms, Inc.	1,461,181
257	Seaboard Corporation *	881,510
31,727	Universal Corporation	1,633,623
6,953	USANA Health Sciences, Inc. *	890,610
31,258	Wal-Mart Stores, Inc.	2,321,532
23,844	Whole Foods Market, Inc.	983,327
		30,777,468
Energy - 8.8%
22,990	Alliance Holdings GP LP	1,108,118
20,223	Alliance Resource Partners	606,488
40,460	Alon USA Energy, Inc.	713,310
58,761	Alon USA Partners LP	1,196,374
5,869	Anadarko Petroleum Corporation	490,707
8,425	Apache Corporation	504,152
32,587	Bill Barrett Corporation *	287,743
37,890	C&J Energy Services Ltd *	569,487
11,600	Cameron International Corporation *	595,428
11,753	CARBO Ceramics, Inc.	501,265
23,380	Chesapeake Energy Corporation	329,892
7,293	Chevron Corporation	751,179
10,779	ConocoPhillips	686,407
29,374	Contango Oil & Gas Company *	404,774
101,348	CVR Refining LP	1,985,407
17,636	Delek US Holdings, Inc.	667,699
57,684	Denbury Resources, Inc.	425,131
41,082	Diamond Offshore Drilling, Inc.	1,246,428
39,134	EV Energy Partners LP	552,963
238,007	EXCO Resources, Inc.	371,291
30,775	Forum Energy Technologies, Inc. *	638,273
28,355	Global Partners LP	1,179,568
22,220	Green Plains, Inc.	730,149
19,476	Gulfmark Offshore, Inc.	261,563
11,148	Halliburton Company	506,119
23,489	Helix Energy Solutions Group, Inc. *	368,073
7,014	Hess Corporation	473,585
18,554	HollyFrontier Corporation	772,774
170,247	ION Geophysical Corporation *	241,751
99,945	Kosmos Energy Ltd *	888,511
45,742	LinnCo LLC	478,919
17,506	Marathon Oil Corporation	475,988
7,019	Marathon Petroleum Corporation	726,186
13,013	Murphy Oil Corporation	565,545
63,568	Natural Resource Partners LP	260,629
14,301	Newfield Exploration Company *	540,721
44,407	Newpark Resources, Inc. *	376,571
27,208	Noble Corporation PLC	455,734
30,224	Northern Tier Energy LP	738,372
8,920	Occidental Petroleum Corporation	697,455
23,005	Patterson-UTI Energy, Inc.	464,701
33,435	PBF Energy, Inc.	896,727
24,491	QEP Resources, Inc.	461,166
11,853	REX American Resources Corporation *	757,051
267,365	SandRidge Energy, Inc. *	326,185
9,609	SM Energy Company	502,743
29,978	Southwestern Energy Company *	772,533
8,621	Tesoro Corporation	762,958
34,640	Transocean Ltd	652,964
14,051	Unit Corporation *	443,028
12,356	Valero Energy Corporation	731,969
50,770	W&T Offshore, Inc.	274,666
10,165	Whiting Petroleum Corporation *	335,343
		32,752,763
Financials - 12.9%
4,505	ACE Ltd	479,692
1,189	Alleghany Corporation *	565,191
6,793	Allstate Corporation	457,305
12,114	Ambac Financial Group, Inc. *	283,225
13,988	American Equity Investment Life Holding Company	355,435
5,256	American National Insurance Company	542,472
13,249	AmTrust Financial Services, Inc.	797,325
10,721	Argo Group International Holdings Ltd	564,461
14,539	Arlington Asset Investment Corporation	300,812
12,705	Aspen Insurance Holdings Ltd	589,004
22,335	Associated Banc-Corporation	423,695
6,694	Assurant, Inc.	440,800
12,846	Assured Guaranty Ltd	367,267
34,843	Astoria Financial Corporation	456,792
11,057	Axis Capital Holdings Ltd	608,577
19,264	Bank Of America Corporation	317,856
19,893	Berkshire Hills Bancorp, Inc.	545,466
56,082	Brookline Bancorp, Inc.	613,537
4,625	Capital One Financial Corporation	386,465
53,828	Capitol Federal Financial, Inc.	651,319
16,319	Carlyle Group LP	503,115
25,431	Cash America International, Inc.	683,585
9,234	Cincinnati Financial Corporation	467,056
6,967	Citigroup, Inc.	376,775
6,120	CME Group, Inc.	576,504
11,580	CNA Financial Corporation	447,683
19,866	CNO Financial Group, Inc.	357,588
9,244	Comerica, Inc.	452,494
15,785	Community Trust Bancorp, Inc.	517,274
28,182	Compass Diversified Holdings	460,494
30,880	Dime Community Bancshares, Inc.	506,123
32,467	Ellington Financial LLC	639,600
19,376	Employers Holdings, Inc.	438,285
8,489	Endurance Specialty Holdings Ltd.	515,961
5,870	Erie Indemnity Company	477,407
3,369	Everest Re Group Ltd	611,507
36,917	Ezcorp, Inc. *	293,121
7,857	FBL Financial Group, Inc.	451,306
20,394	Fifth Third Bancorp	412,775
42,678	First Commonwealth Financial Corporation	388,370
29,999	First Horizon Nationall Corporation	442,785
19,372	First Merchants Corporation	451,174
66,747	First Niagara Financial Group, Inc.	594,716
24,447	FirstMerit Corporation	480,139
32,498	FNB Corporation	438,398
25,837	Forestar Group, Inc. *	344,924
36,090	Fulton Financial Corporation	456,899
44,114	Genworth Financial, Inc. *	350,265
32,111	Green Dot Corporation *	470,426
19,422	Hancock Holding Company	565,763
41,811	Home Loan Servicing Solutions Ltd	28,766
14,563	Horace Mann Educators Corporation	501,258
6,975	Infinity Property & Casualty Corporation	504,641
13,968	International Bancshares Corporation	364,565
6,510	JPMorgan Chase & Company	428,228
35,355	KCG Holdings, Inc. *	476,939
11,795	Kemper Corporation	422,143
28,347	KeyCorp	413,299
15,634	Leucadia National Corporation	385,065
41,762	Maiden Holdings Ltd	583,833
32,620	MBIA, Inc. *	294,232
9,466	Mercury General Corporation	527,067
9,333	Morgan Stanley	356,521
38,936	National Penn Bancshares, Inc.	416,615
13,579	Nationstar Mortgage Holdings, Inc. *	267,778
6,935	Navigators Group, Inc. *	538,295
18,976	NBT Bancorp, Inc.	467,189
9,921	Nelnet, Inc.	407,852
31,623	New York Community Bancorp, Inc.	560,992
46,753	Northwest Bancshares, Inc.	565,711
26,069	OFG Bancorp	342,547
29,146	Old Republic International Corporation	450,597
37,066	Oritani Financial Corporation	545,612
5,336	Park National Corporation	441,127
4,955	PartnerRe Ltd	651,236
36,897	People's United Financial, Inc.	574,117
6,418	Piper Jaffray Companies *	304,342
4,686	PNC Financial Services Group, Inc.	448,403
12,977	ProAssurance Corporation	586,301
9,076	Prosperity Bancshares, Inc.	486,201
5,016	Reinsurance Group of America, Inc.	469,247
14,292	S&T Bancorp, Inc.	387,170
9,033	Safety Insurance Group, Inc.	504,041
16,455	Selective Insurance Group, Inc.	446,095
11,883	Springleaf Holdings, Inc. *	564,680
29,675	St. Joe Company *	472,723
37,559	Sterling Bancorp	507,422
8,553	SunTrust Banks, Inc.	365,042
30,304	Susquehanna Bancshares, Inc.	420,923
20,942	Symetra Financial Corporation	512,241
5,290	The Chubb Corporation	515,775
6,224	The Hanover Insurance Group, Inc.	443,024
5,304	The Travelers Companies, Inc.	536,341
17,514	Trustmark Corporation	417,709
21,376	Union Bankshares Corporation	461,935
17,241	United Fire Group, Inc.	526,023
12,204	Unum Group	426,652
11,144	W.R. Berkley Corporation	546,056
23,918	Walter Investment Management Corporation *	395,365
12,659	WesBanco, Inc.	400,531
6,933	World Acceptance Corporation *	565,525
12,698	XL Group PLC	478,461
		47,623,661
Health Care - 14.5%
6,499	Aetna, Inc.	766,687
16,550	Amedisys, Inc. *	513,381
6,920	AmerisourceBergen Corporation	778,915
4,134	Amgen, Inc.	645,979
19,489	AMN Healthcare Services, Inc. *	518,212
9,621	Amsurg Corporation *	647,878
9,819	Analogic Corporation	830,786
62,341	AngioDynamics, Inc. *	1,000,573
7,493	Anika Therapeutics, Inc. *	252,739
5,405	Anthem, Inc.	907,229
10,484	Baxter International, Inc.	698,339
11,248	Bristol-Myers Squibb Company	726,621
19,332	Bruker Corporation *	383,547
23,385	Cambrex Corporation *	935,868
8,983	Cardinal Health, Inc.	792,031
10,509	Catamaran Corporation *	628,964
8,422	Chemed Corporation	1,045,928
8,858	Computer Programs & Systems, Inc.	463,539
11,130	CONMED Corporation	618,160
13,121	Corvel Corporation *	471,044
3,402	CR Bard, Inc.	579,429
11,954	Cyberonics, Inc. *	765,176
16,631	Cynosure, Inc. - Class A *	593,727
9,128	DaVita Healthcare Partners, Inc. *	764,744
11,913	DENTSPLY International, Inc.	619,893
12,948	Eli Lilly & Company	1,021,597
11,163	Express Scripts Holding Company *	972,744
38,007	Globus Medical, Inc. *	985,902
10,468	Greatbatch, Inc. *	544,127
20,238	Haemonetics Corporation *	836,234
23,276	Hanger, Inc. *	535,115
9,258	HealthSouth Corporation	399,575
34,013	Healthways, Inc. *	515,637
4,657	Henry Schein, Inc. *	659,757
9,721	Hill-Rom Holdings, Inc.	501,215
16,505	Hologic, Inc. *	590,384
14,825	ICU Medical, Inc. *	1,438,025
26,762	Infinity Pharmaceuticals, Inc. *	346,835
11,849	Integra LifeSciences Holdings Corporation *	795,897
12,499	IPC Healthcare, Inc. *	617,076
9,799	Johnson & Johnson	981,272
26,392	Kindred Healthcare, Inc.	604,641
6,471	Laboratory Corporation of America Holdings *	763,254
5,477	Lannet, Inc. *	304,685
29,157	LHC Group, Inc. *	1,071,811
7,928	Lifepoint Health, Inc. *	596,899
35,040	Luminex Corporation *	587,621
15,033	Magellan Health, Inc. *	1,016,682
3,644	McKesson Corporation	864,466
25,125	MedAssets, Inc. *	524,359
7,597	MEDNAX, Inc. *	540,754
14,201	Merck & Company, Inc.	864,699
34,452	Meridian Bioscience, Inc.	627,026
30,877	Merit Medical Systems, Inc. *	634,831
9,688	Molina Healthcare, Inc. *	704,705
16,911	Myriad Genetics, Inc. *	574,128
14,477	Natus Medical, Inc. *	565,472
8,729	Omnicare, Inc.	831,786
16,545	Omnicell, Inc. *	611,834
17,641	Owens & Minor, Inc.	587,798
7,496	PAREXEL International Corporation *	498,259
14,919	Patterson Companies, Inc.	713,725
79,680	PDL BioPharma, Inc.	532,262
19,446	Providence Service Corporation *	934,575
35,033	Quality Sytems, Inc.	554,923
11,347	Quest Diagnostics, Inc.	853,635
9,575	ResMed, Inc.	563,201
33,655	Select Medical Holdings Corporation	550,259
9,280	Steris Corporation	620,182
5,990	Stryker Corporation	575,819
32,381	Surgical Care Affiliates, Inc. *	1,230,154
5,417	Teleflex, Inc.	697,385
14,745	The Ensign Group, Inc.	683,726
28,316	Triple-S Management Corporation *	679,584
6,242	UnitedHealth Group, Inc.	750,351
4,429	Universal Health Services, Inc.	573,910
11,111	West Pharmaceutical Services, Inc.	601,550
5,195	Zimmer Holdings, Inc.	592,698
		53,774,430
Industrials - 10.6%
23,815	ABM Industries, Inc.	772,559
50,735	ACCO Brands Corporation *	372,902
17,203	Actuant Corporation	404,270
15,831	ADT Corporation	577,515
12,855	AECOM *	424,601
20,004	Aegion Corporation *	356,471
20,559	Aircastle Ltd	498,761
7,342	Alaska Air Group, Inc.	474,587
10,919	Albany International Corporation	432,174
11,024	Altra Industrial Motion Corporation	303,160
4,616	American Railcar Industries, Inc.	248,202
10,841	American Woodmark Corporation *	556,577
10,826	Applied Industrial Technologies, Inc.	458,698
6,796	ArcBest Corporation	232,355
13,952	Argan, Inc.	499,203
32,989	Blount International, Inc. *	381,683
19,287	Brady Corporation	487,961
23,671	Brink's Company	756,525
6,301	CIRCOR International, Inc.	335,969
23,095	Comfort Systems USA, Inc.	518,483
8,281	Con-way, Inc.	335,132
5,874	Crane Company	355,553
12,471	Cubic Corporation	596,114
7,443	Deluxe Corporation	475,087
4,717	Dover Corporation	355,662
7,296	DXP Enterprises, Inc. *	299,209
11,034	EMCOR Group, Inc.	500,613
13,768	Encore Wire Corporation	601,386
5,659	EnerSys	377,116
11,386	Engility Holdings, Inc. *	317,897
5,976	Fluor Corporation	335,971
16,254	FTI Consulting, Inc. *	638,782
71,998	GrafTech International Ltd *	365,030
24,960	Griffon Corporation	398,611
21,617	Harsco Corporation	348,250
7,867	HNI Corporation	381,471
3,400	Huntington Ingalls Industries, Inc.	421,566
4,753	Hyster-Yale Materials Handling, Inc.	337,273
23,266	ICF International, Inc. *	832,457
13,152	Insperity, Inc.	692,058
10,235	Jacobs Engineering Group, Inc. *	442,766
8,115	Joy Global, Inc.	315,998
13,434	Kaman Corporation	569,064
7,117	LB Foster Company	271,514
5,108	Lincoln Electric Holdings, Inc.	343,309
5,676	ManpowerGroup, Inc.	480,473
14,187	MasTec, Inc. *	250,542
19,923	McGrath RentCorp	606,456
17,012	Miller Herman, Inc.	471,232
7,357	MSC Industrial Direct Company, Inc.	510,355
20,205	MYR Group, Inc. *	598,068
33,946	Navigant Consulting, Inc. *	462,005
3,464	Northrop Grumman Corporation	551,399
6,263	Orbital ATK, Inc.	479,119
8,742	Oshkosh Corporation	438,499
9,257	Owens Corning	392,127
29,181	Pitney Bowes, Inc.	637,605
15,468	Primoris Services Corporation	290,334
22,293	Quad/Graphics, Inc.	455,892
14,233	Quanta Services, Inc. *	417,312
6,443	Raytheon Company	665,304
28,026	Republic Services, Inc.	1,129,168
41,397	Resources Connection, Inc.	649,519
83,999	RPX Corporation *	1,336,424
29,584	RR Donnelley & Sons Company	567,421
3,537	Ryder System, Inc.	324,166
28,778	SkyWest, Inc.	425,914
9,140	Spirit Aerosystems Holdings, Inc. *	498,953
5,189	Stanley Black & Decker, Inc.	531,561
23,558	Steelcase, Inc.	405,198
10,030	Terex Corporation	248,042
19,454	The Babcock & Wilcox Company	647,624
7,644	Timken Company	298,880
8,711	Trinity Industries, Inc.	261,243
19,410	TrueBlue, Inc. *	552,797
10,873	Tutor Perini Corporation *	227,898
5,046	UniFirst Corporation	576,808
13,911	United Stationers, Inc.	540,303
8,577	Universal Forestst Products, Inc.	474,823
5,675	Valmont Industries, Inc.	706,254
19,027	Viad Corporation	510,685
2,530	WW Grainger, Inc.	608,035
		39,228,983
Information Technology - 18.9%
8,689	Accenture PLC	834,492
34,067	ADTRAN, Inc.	586,634
21,999	Advanced Energy Industries, Inc. *	627,412
22,111	Amdocs Ltd	1,212,788
77,540	Amkor Technology, Inc. *	524,170
8,079	Anixter International, Inc. *	549,372
16,171	AOL, Inc. *	808,712
21,885	ARRIS Group, Inc. *	722,424
8,234	Arrow Electronics, Inc. *	500,545
13,065	Avnet, Inc.	574,991
55,219	AVX Corporation	783,558
49,036	Bankrate, Inc. *	598,239
24,743	Benchmark Electronics, Inc. *	575,027
70,891	Blucora, Inc. *	1,124,331
19,006	Broadridge Financial Solutions, Inc.	1,029,745
48,102	Brocade Communications Systems, Inc.	594,781
46,016	Brooks Automation, Inc.	517,220
23,680	CA, Inc.	721,056
49,421	Checkpoint Systems, Inc.	482,843
10,117	Coherent, Inc. *	629,682
43,893	CommScope Holding Company, Inc. *	1,368,145
14,527	Computer Sciences Corporation	996,552
25,138	Comtech Telecommunications Corporation	755,146
42,273	Convergys Corporation	1,049,639
40,346	CSG Systems International, Inc.	1,258,392
59,618	Daktronics, Inc.	642,682
76,085	DHI Group, Inc. *	644,440
23,184	Diebold, Inc.	792,429
19,067	Diodes, Inc. *	504,894
9,204	DST Systems, Inc.	1,089,754
15,688	EchoStar Corporation *	785,969
45,262	EnerNOC, Inc. *	435,420
130,030	Epiq Systems, Inc.	2,180,603
31,221	Fabrinet *	567,598
26,256	Fairchild Semiconductor International, Inc. *	523,020
50,524	Flextronics International Ltd *	613,867
14,135	Harris Corporation	1,119,766
19,335	Hewlett-Packard Company	645,789
27,167	Ingram Micro, Inc. *	728,347
26,873	Insight Enterprises, Inc. *	788,185
13,621	InterDigital, Inc.	798,599
8,217	International Business Machines Corporation	1,394,014
19,462	Itron, Inc. *	698,491
25,476	Jabil Circuit, Inc.	625,945
31,258	Juniper Networks, Inc.	868,972
115,788	King Digital Entertainment PLC	1,706,715
7,161	KLA-Tencor Corporation	427,225
36,039	Kulicke and Soffa Industries, Inc. *	477,877
81,378	Lattice Semiconductor Corporation *	509,426
25,919	Leidos Holdings, Inc.	1,101,558
16,848	Lexmark International, Inc.	774,671
15,300	Linear Technology Corporation	732,105
25,696	ManTech International Corporation	731,822
47,429	Marvell Technology Group Ltd	663,532
29,745	Mentor Graphics Corporation	776,642
20,910	Microsoft Corporation	979,843
19,701	MKS Instruments, Inc.	742,925
22,012	National Instruments Corporation	658,379
19,970	Netgear, Inc. *	618,870
39,037	NeuStar, Inc. *	1,066,491
29,542	Newport Corporation *	558,048
81,174	NIC, Inc.	1,367,782
29,698	NVIDIA Corporation	657,217
21,327	OmniVision Technologies, Inc. *	574,976
8,689	OSI Systems, Inc. *	627,693
13,937	Plantronics, Inc.	768,904
13,451	Plexus Corporation *	611,752
46,954	Polycom, Inc. *	632,470
33,474	Progress Software Corporation *	881,370
11,401	QUALCOMM, Inc.	794,422
91,331	RealD, Inc. *	1,152,597
5,846	SanDisk Corporation	399,750
19,531	Sanmina Corporation *	423,042
15,716	ScanSource, Inc. *	611,352
27,015	Science Applications International Corporation	1,431,795
7,383	Seagate Technology PLC	410,790
42,121	Sykes Enterprises, Inc. *	1,020,592
38,901	Symantec Corporation	957,937
22,952	Take-Two Interactive Software, Inc. *	628,196
8,687	TE Connectivity Ltd	599,403
11,245	Tech Data Corporation *	709,784
43,108	TeleTech Holdings, Inc.	1,095,805
16,298	Teradata Corporation *	634,644
25,119	Teradyne, Inc.	531,267
71,391	TTM Technologies , Inc. *	705,343
16,419	Unisys Corporation *	337,246
34,912	Vishay Intertechnology, Inc.	454,554
5,150	Western Digital Corporation	501,404
53,920	Western Union Company	1,183,544
15,374	Xilinx, Inc.	729,035
		69,835,475
Materials - 3.5%
8,688	A. Schulman, Inc.	371,586
4,989	Albemarle Corporation	300,088
13,035	Avery Dennison Corporation	806,997
4,639	Axiall Corporation	174,937
6,935	Cabot Corporation	287,594
26,810	Cliffs Natural Resources, Inc.	142,361
23,913	Commercial Metals Company	384,282
40,738	CVR Partners LP	580,516
9,466	Domtar Corporation	409,121
3,744	Eastman Chemical Company	287,427
34,834	FutureFuel Corporation	418,008
8,624	Huntsman Corporation	193,523
8,176	Innophos Holdings, Inc.	426,051
6,270	Innospec, Inc.	268,858
7,122	International Paper Company	369,133
7,948	Kaiser Aluminum Corporation	644,821
22,142	Kronos Worldwide, Inc.	270,132
2,261	LyondellBasell Industries NV	228,587
27,594	Mercer International, Inc. *	391,283
16,088	Olin Corporation	470,413
5,952	Reliance Steel & Aluminum Company	379,738
28,286	Resolute Forest Products, Inc. *	338,018
6,155	Rock-Tenn Company	400,937
21,478	Schnitzer Steel Industries, Inc.	384,671
19,658	Sonoco Products Company	885,003
14,242	Stepan Company	732,893
4,776	Terra Nitrogen Company LP	625,465
7,582	The Mosaic Company	347,635
9,251	TimkenSteel Corporation	275,217
19,259	Tredegar Corporation	382,291
12,700	United States Steel Corporation	309,880
3,291	Westlake Chemical Corporation	232,048
14,093	Worthington Industries, Inc.	383,471
		13,102,985
Telecommunication Services - 1.8%
40,230	AT&T, Inc.	1,389,544
10,741	Atlantic Tele-Network, Inc.	720,184
34,065	Consolidated Communications Holdings, Inc.	705,827
30,660	General Communication, Inc. *	492,706
16,960	Inteliquent, Inc.	299,005
11,278	Shenandoah Telecommunications Company	354,468
24,373	Telephone & Data Systems, Inc.	723,634
31,696	Verizon Communications, Inc.	1,567,050
79,211	Vonage Holdings Corporation *	369,123
16,798	Windstream Holdings, Inc.	136,652
		6,758,193
Utilities - 2.8%
7,122	AGL Resources, Inc.	358,735
6,979	Ameren Corporation	280,765
27,095	AmeriGas Partners LP	1,335,784
12,998	Consolidated Edison, Inc.	803,796
12,513	Empire District Electric Company	292,054
8,876	Entergy Corporation	678,748
17,453	Exelon Corporation	590,435
12,313	FirstEnergy Corporation	439,328
10,586	Great Plains Energy, Inc.	275,977
12,584	MDU Resources Group, Inc.	263,509
10,612	New Jersey Resources Corporation	319,103
9,469	Northwest Natural Gas Company	423,264
13,793	ONE Gas, Inc.	611,444
10,528	PG&E Corporation	562,932
4,220	Pinnacle West Capital Corporation	257,082
13,520	Suburban Propane Partners LP	592,176
23,917	The AES Corporation	325,271
7,481	UGI Corporation	279,789
7,505	UIL Holdings Corporation	380,429
22,873	Unitil Corporation	774,022
8,447	WGL Holdings, Inc.	486,040
		10,330,683
TOTAL COMMON STOCKS (Cost $335,407,191)		351,985,314

REAL ESTATE INVESTMENT TRUSTS - 4.6%
Financials - 4.6%
36,851	AG Mortgage Investment Trust, Inc.	694,273
31,019	Altisource Residential Corporation	555,860
29,565	American Capital Agency Corporation	616,726
38,323	American Capital Mortgage Investment Corporation	669,503
74,888	Annaly Capital Management, Inc.	781,831
134,611	Anworth Mortgage Asset Corporation	699,977
36,425	Apollo Commercial Real Estate Finance, Inc.	625,417
41,531	Apollo Residential Mortgage, Inc.	661,174
185,811	ARMOUR Residential REIT, Inc.	555,575
11,240	Blackstone Mortgage Trust, Inc.	339,673
58,139	Capstead Mortgage Corporation	687,784
40,657	Chimera Investment Corporation	586,680
20,158	Communications Sales & Leasing, Inc. *	525,116
6,714	EPR Properties	387,196
16,408	Equity Commonwealth *	422,506
37,929	Franklin Street Properties Corporation	440,356
23,609	Government Properties Income Trust	460,848
37,159	Hatteras Financial Corporation	667,376
35,603	Invesco Mortgage Capital, Inc.	565,020
25,801	Mack-Cali Realty Corporation	436,037
80,030	MFA Financial, Inc.	635,438
79,179	New York Mortgage Trust, Inc.	627,098
13,075	Pennsylvania Real Estate Investment Trust	291,834
26,298	PennyMac Mortgage Investment Trust	483,094
87,839	Resource Capital Corporation	367,167
63,206	Two Harbors Investment Corporation	675,672
86,259	United Development Funding IV	1,531,097
22,494	Urstadt Biddle Properties, Inc.	452,579
39,276	Western Asset Mortgage Capital Corporation	596,995
		17,039,902
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,681,061)		17,039,902

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
726,492	Short Term Investment Trust Liquid Assets Portfolio, 0.10% (a)	726,492
TOTAL SHORT-TERM INVESTMENTS (Cost $726,492)		726,492
TOTAL INVESTMENTS - 100.0% (Cost $354,507,016)		370,467,746
Liabilities in Excess of Other Assets - 0.0% #		(75,493)
NET ASSETS - 100.0%		$370,392,253

(a) Annualized seven-day yield as of May 31, 2015.
* Non-income producing security.
# Less that 0.05%.

The cost basis of investments for federal income tax purposes at May 31, 2015 was as follows*:
Cost of investments	$354,507,016
Gross unrealized appreciation	28,865,085
Gross unrealized depreciation	(12,904,355)
Net unrealized appreciation	$15,960,730

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Vident Core U.S. Bond Strategy ETF
Schedule of Investments
May 31, 2015 (Unaudited)

Principal Amount	Security Description	Value
ASSET BACKED SECURITIES - 0.2%
Consumer Discretionary - 0.2%
$804,815	Delta Airlines 2007-1 Class A Pass Through Trust
	02/10/2024, 6.821%	$944,691
TOTAL ASSET BACKED SECURITIES (Cost $945,716)		944,691

CORPORATE BONDS - 40.2%
Consumer Discretionary - 6.0%
1,041,000	Amazon.com, Inc.
	11/29/2022, 2.500%	1,015,431
695,000	Best Buy Company, Inc.
	03/15/2021, 5.500%	734,963
560,000	Cablevision Systems, Corporation
	04/15/2020, 8.000%	617,400
95,000	CBS Corporation
	08/15/2019, 2.300%	94,794
1,064,000	DISH DBS Corporation
	06/01/2021, 6.750%	1,139,145
1,011,000	Dollar General Corporation
	04/15/2023, 3.250%	983,077
445,000	DR Horton, Inc.
	02/15/2020, 4.000%	449,450
1,196,000	Expedia, Inc.
	08/15/2024, 4.500%	1,225,953
666,000	Gap, Inc.
	04/12/2021, 5.950%	767,165
964,000	GLP Capital LP / GLP Financing II, Inc.
	11/01/2023, 5.375%	1,014,610
585,000	Home Depot, Inc.
	02/15/2024, 3.750%	623,528
280,000	Jarden Corporation
	05/01/2017, 7.500%	309,400
390,000	Kohl's Corporation
	11/01/2021, 4.000%	415,541
486,000	Lowe's Companies, Inc.
	09/15/2023, 3.875%	524,920
525,000	Macy's Retail Holdings, Inc.
	06/01/2024, 3.625%	539,220
608,000	McDonald's Corporation
	06/10/2024, 3.250%	617,679
1,110,000	Netflix, Inc.
	02/15/2022, 5.500%	1,162,725
385,000	Nordstrom, Inc.
	10/15/2021, 4.000%	416,881
1,220,000	NVR, Inc.
	09/15/2022, 3.950%	1,263,837
670,000	O'Reilly Automotive, Inc.
	01/14/2021, 4.875%	742,525
1,125,000	Scripps Networks Interactive, Inc.
	11/15/2024, 3.900%	1,145,352
925,000	Staples, Inc.
	01/12/2023, 4.375%	930,110
782,000	Starbucks Corporation
	10/01/2023, 3.850%	848,248
92,000	Taylor Morrison Communities, Inc. / Monarch Communities, Inc.
	04/15/2021, 5.250%	92,920
780,000	The ADT Corporation
	07/15/2022, 3.500%	721,344
414,000	The Interpublic Group of Companies, Inc.
	04/15/2024, 4.200%	431,204
572,000	The TJX Companies, Inc.
	05/15/2023, 2.500%	560,171
1,670,000	Time, Inc.
	04/15/2022, 5.750%	1,628,250
765,000	US Airways Group, Inc.
	06/01/2018, 6.125%	791,775
515,000	VF Corporation
	09/01/2021, 3.500%	549,592
653,000	Viacom, Inc.
	09/01/2023, 4.250%	676,884
		23,034,094
Consumer Staples - 2.1%
640,000	Altria Group, Inc.
	01/31/2024, 4.000%	664,829
190,000	Archer-Daniels-Midland Company
	03/01/2021, 4.479%	212,108
1,075,000	Avon Products, Inc.
	03/15/2023, 5.750%	940,625
605,000	Colgate-Palmolive Company
	02/01/2023, 1.950%	578,170
550,000	Constellation Brands, Inc.
	05/01/2022, 6.000%	621,500
230,000	Costco Wholesale Corporation
	12/15/2019, 1.700%	230,257
900,000	CVS Health Corporation
	08/12/2024, 3.375%	910,635
349,000	JM Smucker Company
	10/15/2021, 3.500%	366,999
1,196,000	Lorillard Tobacco Company
	05/20/2023, 3.750%	1,198,705
100,000	Mead Johnson Nutrition Company
	11/01/2019, 4.900%	110,296
335,000	Philip Morris International, Inc.
	11/15/2023, 3.600%	350,120
439,000	Procter & Gamble Company
	08/15/2023, 3.100%	457,192
824,000	Reynolds American, Inc.
	09/15/2023, 4.850%	896,134
325,000	Tyson Foods, Inc.
	08/15/2019, 2.650%	331,312
528,000	Wal-Mart Stores, Inc.
	04/11/2023, 2.550%	526,806
455,000	WhiteWave Foods Company
	10/01/2022, 5.375%	492,537
		8,888,225
Energy - 8.7%
406,000	Apache Corporation
	01/15/2023, 2.625%	391,611
385,000	Baker Hughes, Inc.
	08/15/2021, 3.200%	396,494
255,000	Bonanza Creek Energy, Inc.
	04/15/2021, 6.750%	247,988
1,797,000	California Resources Corporation
	09/15/2021, 5.500%	1,711,642
600,000	Chevron Corporation
	06/24/2023, 3.191%	616,284
460,000	ConocoPhillips Company
	12/15/2022, 2.400%	448,290
1,240,000	CONSOL Energy, Inc.
	04/15/2022, 5.875%	1,162,500
1,113,000	Continental Resources, Inc.
	04/15/2023, 4.500%	1,098,318
645,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corporation
	03/01/2022, 6.125%	676,444
739,000	Devon Energy Corporation
	05/15/2022, 3.250%	742,698
255,000	Energy Transfer Equity LP
	01/15/2024, 5.875%	272,213
240,000	EOG Resources, Inc.
	04/01/2020, 2.450%	243,836
615,000	EQT Midstream Partners LP
	08/01/2024, 4.000%	598,090
638,000	Exxon Mobil Corporation
	03/15/2024, 3.176%	669,614
1,572,000	FMC Technologies, Inc.
	10/01/2022, 3.450%	1,546,251
2,690,000	Gulfmark Offshore, Inc.
	03/15/2022, 6.375%	2,178,899
858,000	Halliburton Company
	08/01/2023, 3.500%	887,597
620,000	Hess Corporation
	10/01/2029, 7.875%	808,140
960,000	Jones Energy Holdings LLC / Jones Energy Finance Corporation
	04/01/2022, 6.750%	954,000
505,000	Kerr-McGee Corporation
	07/01/2024, 6.950%	630,697
401,000	Magellan Midstream Partners LP
	02/01/2021, 4.250%	430,597
1,203,000	Marathon Oil Corporation
	11/01/2022, 2.800%	1,158,589
550,000	Marathon Petroleum Corporation
	03/01/2021, 5.125%	613,247
440,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corporation
	07/15/2023, 4.500%	436,700
1,065,000	Murphy Oil Corporation
	12/01/2022, 3.700%	1,000,832
513,000	Nabors Industries, Inc.
	09/15/2021, 4.625%	518,004
1,254,000	National Oilwell Varco, Inc.
	12/01/2022, 2.600%	1,218,358
1,475,000	Oasis Petroleum, Inc.
	03/15/2022, 6.875%	1,515,563
968,000	Occidental Petroleum Corporation
	02/15/2023, 2.700%	953,600
1,448,000	Oceaneering International, Inc.
	11/15/2024, 4.650%	1,478,310
1,032,000	Phillips 66
	04/01/2022, 4.300%	1,112,627
635,000	Pioneer Natural Resources Company
	07/15/2022, 3.950%	654,002
205,000	Pride International, Inc.
	08/15/2020, 6.875%	237,047
955,000	QEP Resources, Inc.
	10/01/2022, 5.375%	964,550
148,000	Rosetta Resources, Inc.
	06/01/2024, 5.875%	160,395
845,000	Sabine Pass Liquefaction LLC
	03/15/2022, 6.250%	893,588
2,505,000	SandRidge Energy, Inc.
	10/15/2022, 8.125%	1,440,375
668,000	Schlumberger Investment SA
	12/01/2023, 3.650%	705,186
855,000	SM Energy Company
	01/15/2024, 5.000%	842,175
1,119,000	Southwestern Energy Company
	03/15/2022, 4.100%	1,122,697
895,000	Stone Energy Corporation
	11/15/2022, 7.500%	830,113
580,000	Valero Energy Corporation
	02/01/2020, 6.125%	672,932
1,810,000	Whiting Petroleum Corporation
	03/15/2021, 5.750%	1,850,724
		37,091,817
Financials - 6.0%
1,388,000	Alexandria Real Estate Equities, Inc.
	06/15/2023, 3.900%	1,411,663
327,000	Allstate Corporation
	06/15/2023, 3.150%	335,020
1,146,000	American Express Company
	12/02/2022, 2.650%	1,123,273
1,017,000	Ameriprise Financial, Inc.
	10/15/2023, 4.000%	1,088,870
990,000	Aon PLC
	06/14/2024, 3.500%	998,180
1,233,000	Assured Guaranty US Holdings, Inc.
	07/01/2024, 5.000%	1,308,041
260,000	Bank of New York Mellon Corporation
	05/15/2024, 3.400%	268,419
215,000	BB&T Corporation
	11/01/2019, 5.250%	238,308
791,000	BlackRock, Inc.
	03/18/2024, 3.500%	823,718
832,000	Block Financial LLC
	11/01/2022, 5.500%	911,579
1,077,000	Boston Properties LP
	02/01/2024, 3.800%	1,121,755
1,120,000	Capital One Financial Corporation
	04/24/2024, 3.750%	1,140,053
1,596,000	Citigroup, Inc.
	05/15/2023, 3.500%	1,589,206
885,000	CME Group, Inc.
	09/15/2022, 3.000%	906,746
215,000	Crown Castle International Corporation
	01/15/2023, 5.250%	227,470
910,000	DDR Corporation
	02/01/2025, 3.625%	895,249
756,000	ERP Operating LP
	04/15/2023, 3.000%	753,003
975,000	Fifth Third Bancorp
	01/16/2024, 4.300%	1,022,805
660,000	HCP, Inc.
	11/15/2023, 4.250%	680,922
756,000	Health Care REIT, Inc.
	03/15/2023, 3.750%	767,074
400,000	Intercontinental Exchange, Inc.
	10/15/2023, 4.000%	426,743
340,000	KeyCorp
	03/24/2021, 5.100%	383,500
350,000	Kimco Realty Corporation
	05/01/2021, 3.200%	357,761
920,000	Lazard Group LLC
	11/14/2020, 4.250%	978,135
780,000	Marsh & McLennan Companies, Inc.
	06/03/2024, 3.500%	793,770
391,000	MetLife, Inc.
	04/10/2024, 3.600%	403,519
1,248,000	Moodys Corporation
	02/15/2024, 4.875%	1,375,769
635,000	People's United Financial, Inc.
	12/06/2022, 3.650%	650,436
1,030,000	PNC Bank NA
	01/30/2023, 2.950%	1,020,432
398,000	TD Ameritrade Holding Corporation
	12/01/2019, 5.600%	458,476
710,000	U.S. Bancorp
	01/30/2024, 3.700%	752,453
605,000	Weyerhaeuser Company
	09/15/2023, 4.625%	656,866
		25,869,214
Health Care - 3.2%
185,000	Abbott Laboratories
	05/27/2020, 4.125%	204,073
1,240,000	Agilent Technologies, Inc.
	07/15/2023, 3.875%	1,279,775
860,000	Allergan, Inc.
	09/15/2020, 3.375%	876,922
380,000	AmerisourceBergen Corporation
	05/15/2024, 3.400%	389,318
430,000	Anthem, Inc.
	08/15/2024, 3.500%	433,398
560,000	Becton Dickinson & Company
	11/08/2021, 3.125%	570,496
130,000	Boston Scientific Corporation
	01/15/2020, 6.000%	149,029
809,000	Cardinal Health, Inc.
	03/15/2023, 3.200%	814,446
891,000	Catamaran Corporation
	03/15/2021, 4.750%	993,465
366,000	CR Bard, Inc.
	01/15/2021, 4.400%	398,929
625,000	Danaher Corporation
	06/23/2021, 3.900%	677,148
662,000	Eli Lilly & Company
	03/15/2027, 5.500%	822,900
1,170,000	HCA Holdings, Inc.
	02/15/2021, 6.250%	1,281,149
1,082,000	Humana, Inc.
	12/01/2022, 3.150%	1,084,690
710,000	Laboratory Corporation of America Holdings
	08/23/2022, 3.750%	731,921
509,000	Merck & Company, Inc.
	05/18/2023, 2.800%	512,011
487,000	Pfizer, Inc.
	05/15/2024, 3.400%	499,613
965,000	UnitedHealth Group, Inc.
	02/15/2023, 2.750%	966,527
440,000	Zimmer Holdings, Inc.
	11/30/2019, 4.625%	482,366
570,000	Zoetis, Inc.
	02/01/2023, 3.250%	559,660
		13,727,836
Industrials - 5.4%
1,021,000	3M Company
	06/26/2022, 2.000%	1,001,672
480,000	AECOM Global II LLC / URS Fox US LP
	04/01/2022, 5.000%	469,500
1,126,000	Air Lease Corporation
	04/01/2021, 3.875%	1,162,595
690,000	Ball Corporation
	03/15/2022, 5.000%	712,425
1,120,000	Brixmor Operating Partnership LP
	02/01/2025, 3.850%	1,114,873
886,000	Burlington Northern Santa Fe LLC
	04/01/2024, 3.750%	938,816
480,000	CNH Industrial Capital LLC
	07/15/2019, 3.375%	469,200
280,000	Crown Americas LLC / Cown Americas Capital Corporation IV
	01/15/2023, 4.500%	277,900
535,000	CSX Corporation
	11/01/2023, 3.700%	565,241
615,000	Cummins, Inc.
	10/01/2023, 3.650%	654,307
1,148,000	Delphi Corporation
	03/15/2024, 4.150%	1,212,018
470,000	Emerson Electric Company
	02/15/2023, 2.625%	466,390
705,000	Equifax, Inc.
	12/15/2022, 3.300%	713,372
337,000	Fluor Corporation
	09/15/2021, 3.375%	352,654
921,000	General Dynamics Corporation
	11/15/2022, 2.250%	893,390
570,000	Griffon Corporation
	03/01/2022, 5.250%	574,988
315,000	Honeywell International, Inc.
	03/01/2021, 4.250%	352,199
425,000	Johnson Controls, Inc.
	07/02/2024, 3.625%	434,961
613,000	Lockheed Martin Corporation
	09/15/2021, 3.350%	647,343
465,000	Masco Corporation
	03/15/2020, 7.125%	551,955
480,000	Norfolk Southern Corporation
	02/15/2023, 2.903%	476,587
634,000	Northrop Grumman Corporation
	08/01/2023, 3.250%	641,857
510,000	Owens-Brockway Glass Container, Inc.
	01/15/2022, 5.000%	522,113
640,000	Packaging Corporation of America
	11/01/2023, 4.500%	677,326
906,000	Pentair Finance SA
	09/15/2022, 3.150%	895,342
620,000	PerkinElmer, Inc.
	11/15/2021, 5.000%	691,022
975,000	Precision Castparts Corporation
	01/15/2023, 2.500%	959,872
853,000	Raytheon Company
	12/15/2022, 2.500%	848,257
353,000	Roper Industries, Inc.
	11/15/2022, 3.125%	348,560
420,000	SPX Corporation
	09/01/2017, 6.875%	459,900
720,000	Union Pacific Corporation
	07/15/2022, 4.163%	794,321
588,000	United Parcel Service, Inc.
	10/01/2022, 2.450%	587,725
460,000	United Technologies Corporation
	06/01/2022, 3.100%	473,381
255,000	USG Corporation
	01/15/2018, 9.750%	294,553
797,000	Xylem, Inc.
	10/01/2021, 4.875%	872,990
		23,109,605
Information Technology - 3.8%
1,254,000	Analog Devices, Inc.
	06/01/2023, 2.875%	1,240,146
626,000	Applied Materials, Inc.
	06/15/2021, 4.300%	683,084
390,000	CA, Inc.
	12/01/2019, 5.375%	435,203
1,040,000	CDK Global, Inc.
	10/15/2024, 4.500%	1,071,257
725,000	Cisco Systems, Inc.
	03/04/2024, 3.625%	760,956
743,000	eBay, Inc.
	08/01/2021, 2.875%	744,060
1,099,000	EMC Corporation
	06/01/2023, 3.375%	1,115,391
673,000	Google, Inc.
	02/25/2024, 3.375%	703,996
855,000	Hewlett-Packard Company
	09/15/2022, 4.050%	885,704
610,000	IHS, Inc.
	11/01/2022, 5.000%	617,625
990,000	Intel Corporation
	12/15/2022, 2.700%	987,532
535,000	International Business Machines Corporation
	08/01/2023, 3.375%	547,590
1,262,000	KLA-Tencor Corporation
	11/01/2024, 4.650%	1,294,993
775,000	MasterCard, Inc.
	04/01/2024, 3.375%	809,512
1,238,000	Maxim Integrated Products, Inc.
	03/15/2023, 3.375%	1,238,651
761,000	NetApp, Inc.
	06/15/2021, 3.375%	767,102
335,000	Omnicom Group, Inc.
	08/15/2020, 4.450%	366,073
905,000	Symantec Corporation
	09/15/2020, 4.200%	954,301
777,000	Texas Instruments, Inc.
	05/01/2023, 2.250%	746,224
265,000	Xilinx, Inc.
	03/15/2021, 3.000%	271,811
		16,241,211
Materials - 2.3%
505,000	Ashland, Inc.
	08/15/2022, 4.750%	516,994
866,000	Celanese US Holdings, LLC
	11/15/2022, 4.625%	878,990
610,000	CF Industries, Inc.
	06/01/2023, 3.450%	609,080
969,000	EI du Pont de Nemours & Company
	02/15/2023, 2.800%	966,196
1,025,000	Mosaic Company
	11/15/2023, 4.250%	1,084,145
800,000	PolyOne Corporation
	03/15/2023, 5.250%	814,000
355,000	Praxair, Inc.
	02/21/2023, 2.700%	354,355
1,420,000	Resolute Forest Products, Inc.
	05/15/2023, 5.875%	1,317,050
1,490,000	United States Steel Corporation
	04/01/2020, 7.375%	1,605,475
500,000	Vulcan Materials Company
	06/15/2021, 7.500%	597,500
920,000	WR Grace & Company
	10/01/2021, 5.125%	952,200
		9,695,985
Telecommunication Services - 1.1%
1,034,000	AT&T, Inc.
	03/11/2024, 3.900%	1,068,344
985,000	CenturyLink, Inc.
	03/15/2022, 5.800%	1,013,319
680,000	Frontier Communications Corporation
	07/01/2021, 9.250%	747,150
1,098,000	Verizon Communications, Inc.
	09/15/2023, 5.150%	1,228,350
755,000	Windstream Corporation
	04/01/2023, 7.500%	681,388
		4,738,551
Utilities - 2.2%
2,090,000	DPL, Inc.
	10/15/2021, 7.250%	2,285,937
1,510,000	Exelon Generation Company LLC
	06/15/2022, 4.250%	1,554,275
1,815,000	GenOn Energy, Inc.
	10/15/2018, 9.500%	1,883,063
165,000	Georgia Power Company
	12/01/2019, 4.250%	180,999
1,050,000	National Fuel Gas Company
	03/01/2023, 3.750%	1,060,838
240,000	Pacific Gas & Electric Company
	10/01/2020, 3.500%	252,501
674,000	PPL Energy Supply LLC
	12/15/2021, 4.600%	637,734
170,000	Progress Energy, Inc.
	01/15/2021, 4.400%	185,110
595,000	Public Service Electric & Gas Company
	05/15/2023, 2.375%	580,962
628,000	Southern California Edison Company
	10/01/2023, 3.500%	659,269
		9,280,688
TOTAL CORPORATE BONDS (Cost $171,681,918)		171,677,226

MORTGAGE BACKED SECURITIES - 19.9%
	Federal Home Loan Mortgage Corporation
9,169,000	06/15/2040, 4.500% (c)	9,961,259
8,190,000	06/15/2041, 4.000% (c)	8,737,164
43,970	11/01/2041, 4.500%	47,860
12,962,000	06/15/2042, 3.500% (c)	13,522,863
5,641,000	06/15/2043, 3.000% (c )	5,708,648
39,744	03/01/2045, 3.500%	41,514
29,699	03/01/2045, 4.000%	31,752
	Federal National Mortgage Association
9,710,000	06/15/2040, 4.000% (c)	10,369,789
5,970,000	06/15/2041, 3.500% (c)	6,240,515
9,570,000	06/15/2041, 4.500% (c)	10,406,478
2,660,000	06/15/2042, 3.000% (c)	2,697,250
28,214	05/01/2044, 4.500%	30,679
29,384	01/01/2045, 3.500%	30,751
48,924	01/01/2045, 4.000%	52,352
	Government National Mortgage Association
4,190,000	06/15/2041, 4.000% (c)	4,495,412
3,580,000	06/15/2042, 3.500% (c)	3,753,462
4,060,000	06/15/2042, 4.000% (c)	4,323,186
145,000	06/15/2043, 3.000% (c)	148,444
4,522,000	06/15/2045, 3.500% (c)	4,750,307
		85,349,685
TOTAL MORTGAGE BACKED SECURITIES (Cost $85,063,693)		85,349,685

U.S. GOVERNMENT AGENCY ISSUE - 5.5%
	Federal Home Loan Banks
475,000	06/08/2018, 1.250%	477,345
465,000	06/08/2018, 2.750%	487,797
710,000	09/14/2018, 2.000%	731,162
1,080,000	12/14/2018, 1.750%	1,102,130
885,000	06/14/2019, 1.625%	897,542
970,000	09/13/2019, 2.000%	994,519
1,040,000	03/13/2020, 1.875%	1,057,796
1,340,000	03/13/2020, 4.125%	1,501,986
	Federal Home Loan Mortgage Corporation
355,000	06/13/2018, 4.875%	396,371
1,014,000	03/27/2019, 3.750%	1,105,882
885,000	05/30/2019, 1.750%	899,417
848,000	08/01/2019, 1.250%	843,171
953,000	10/02/2019, 1.250%	945,131
1,241,000	05/01/2020, 1.375%	1,233,895
	Federal National Mortgage Association
450,000	05/21/2018, 0.875%	447,936
665,000	09/18/2018, 1.875%	681,503
750,000	11/27/2018, 1.625%	761,339
984,000	02/19/2019, 1.875%	1,005,097
1,174,000	06/20/2019, 1.750%	1,189,095
823,000	09/12/2019, 1.750%	835,464
1,146,000	10/09/2019, 0.000% (a)	1,053,135
1,141,000	11/26/2019, 1.750%	1,154,611
907,000	01/21/2020, 1.625%	911,013
	Financing Corporation FICO
640,000	05/11/2018, 0.000% (a)	620,088
	Tennessee Valley Authority
1,045,000	10/15/2018, 1.750%	1,064,353
1,006,000	02/15/2021, 3.875%	1,116,900
		23,514,678
TOTAL U.S. GOVERNMENT AGENCY ISSUE (Cost $23,352,178)		23,514,678

U.S. GOVERNMENT NOTES/BONDS - 33.5%
U.S. Treasury Bonds - 5.6%
	United States Treasury Bonds
3,195,000	11/15/2021, 8.000%	4,416,589
3,291,000	08/15/2023, 6.250%	4,369,573
	United States Treasury Inflation Indexed Bonds
1,096,060	01/15/2025, 2.375%	1,314,158
725,687	01/15/2026, 2.000%	849,280
684,947	01/15/2027, 2.375%	835,261
1,061,709	01/15/2028, 1.750%	1,227,353
903,660	04/15/2028, 3.625%	1,256,863
962,290	01/15/2029, 2.500%	1,212,034
874,713	04/15/2029, 3.875%	1,265,942
763,564	04/15/2032, 3.375%	1,103,171
822,607	02/15/2040, 2.125%	1,052,037
828,065	02/15/2041, 2.125%	1,067,363
1,108,703	02/15/2042, 0.750%	1,064,874
1,130,727	02/15/2043, 0.625%	1,050,427
996,920	02/15/2044, 1.375%	1,112,579
1,110,000	02/15/2045, 0.750%	1,064,559
		24,262,063
U.S. Treasury Notes - 27.9%
	United States Treasury Notes
555,000	05/15/2019, 3.125%	595,064
240,000	08/15/2019, 3.625%	262,706
73,000	05/15/2020, 3.500%	80,060
1,626,600	07/31/2020, 2.000%	1,665,868
1,503,000	08/15/2020, 2.625%	1,584,726
1,976,000	08/31/2020, 2.125%	2,033,737
2,428,000	09/30/2020, 2.000%	2,482,441
3,310,600	10/31/2020, 1.750%	3,339,310
2,614,000	11/15/2020, 2.625%	2,754,299
3,500,000	11/30/2020, 2.000%	3,573,556
3,772,000	12/31/2020, 2.375%	3,924,355
3,640,000	01/31/2021, 2.125%	3,734,982
3,231,000	02/15/2021, 3.625%	3,581,108
3,670,000	02/28/2021, 2.000%	3,740,534
4,204,000	03/31/2021, 2.250%	4,338,986
3,499,000	04/30/2021, 2.250%	3,609,985
4,415,000	05/15/2021, 3.125%	4,773,718
3,901,000	05/31/2021, 2.000%	3,966,829
3,930,000	06/30/2021, 2.125%	4,021,494
3,958,000	07/31/2021, 2.250%	4,079,522
4,039,000	08/15/2021, 2.125%	4,129,878
4,272,000	08/31/2021, 2.000%	4,334,747
4,004,000	09/30/2021, 2.125%	4,090,651
5,114,000	10/31/2021, 2.000%	5,183,519
4,101,000	11/15/2021, 2.000%	4,156,749
4,190,000	11/30/2021, 1.875%	4,211,930
3,887,000	12/31/2021, 2.125%	3,965,650
4,307,000	01/31/2022, 1.500%	4,219,176
4,319,000	02/15/2022, 2.000%	4,371,640
4,272,000	05/15/2022, 1.750%	4,247,637
4,317,000	08/15/2022, 1.625%	4,247,522
	United States Treasury Inflation Indexed Notes
383,044	04/15/2018, 0.125%	390,106
390,904	07/15/2018, 1.375%	416,405
434,405	01/15/2019, 2.125%	475,334
675,146	04/15/2019, 0.125%	686,433
514,220	07/15/2019, 1.875%	563,915
678,070	01/15/2020, 1.375%	729,667
730,816	07/15/2020, 1.250%	787,568
820,336	01/15/2021, 1.125%	874,492
960,677	07/15/2021, 0.625%	1,000,305
1,058,878	01/15/2022, 0.125%	1,060,699
1,149,982	07/15/2022, 0.125%	1,154,654
1,331,881	01/15/2023, 0.125%	1,326,366
1,288,555	07/15/2023, 0.375%	1,308,789
1,285,177	01/15/2024, 0.625%	1,327,144
889,997	07/15/2024, 0.125%	882,974
987,928	01/15/2025, 0.250%	986,693
		119,273,923
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $143,107,345)		143,535,986

SHORT-TERM INVESTMENTS - 19.9%
Money Market Funds - 19.9%
85,225,670	Short Term Investment Trust Liquid Assets Portfolio, 0.10% (b)	85,225,670
TOTAL SHORT-TERM INVESTMENTS (Cost $85,225,670)		85,225,670
TOTAL INVESTMENTS - 119.2% (Cost $509,376,520)		510,247,936
Liabilities in Excess of Other Assets - (19.2)%		(82,347,673)
NET ASSETS - 100.0%		$427,900,263

(a)	Zero coupon bond.
(b)	Annualized seven-day yield as of May 31, 2015.
(c)	Security purchased on a when-issued basis. On May 31, 2015, the total value of investments purchased on a when-issued basis was $85,114,777 or 19.9% of total net assets.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund  Services, LLC.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded notes and real estate investment trusts that are traded on the national securities exchange, except those listed on the NASDAQ Global Market ("NASDAQ") are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP"). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in other mutual funds, including money market funds, are valued at their net asset value per share.

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2015:

Vident International Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$729,090,698	$1,718,971	$652,093	$731,461,762
Exchange Traded Notes	17,225,897	-	-	17,225,897
Preferred Stocks	2,303,780	-	-	2,303,780
Real Estate Investment Trusts	8,307,236	-	-	8,307,236
Repurchase Agreements	-	18,821,662	-	18,821,662
Short-Term Investments	499,116	-	-	499,116
Total Investments in Securities	$757,426,727	$20,540,633	$652,093	$778,619,453
^ See Schedule of Investments for sector breakouts.

Vident Core U.S. Equity Fund
Description^	Level 1	Level 2	Level 3	Total
Closed-End Funds	$716,038	$-	$-	$716,038
Common Stocks	351,985,314	-	-	351,985,314
Real Estate Investment Trusts	17,039,902	-	-	17,039,902
Short-Term Investments	726,492	-	-	726,492
Total Investments in Securities	369,751,708	-	-	369,751,708
^ See Schedule of Investments for sector breakouts.

Vident Core U.S. Bond Strategy Fund
Description^	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$944,691	$-	$944,691
Corporate Bonds	-	171,677,226	-	171,677,226
Mortgage Backed Securities	-	85,349,685	-	85,349,685
U.S. Government Agency Issues	-	23,514,678	-	23,514,678
U.S. Government Notes/Bonds	-	143,535,986	-	143,535,986
Short-Term Investments	85,225,670	-	-	85,225,670
Total Investments in Securities	$85,225,670	$425,022,266	$-	$510,247,936
^ See Schedule of Investments for sector breakouts.

During the period ended May 31, 2015, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy Fund did not recognize any transfers to or from Level 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 in the Vident International Equity Fund during the reporting period.

Transfers into Level 1	$-
Transfers out of Level 1	1,718,971
Net Transfers out of Level 1	$1,718,971

Transfers into Level 2	$1,718,971
Transfers out of Level 2	-
Net Transfers into Level 2	$1,718,971

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Vident International Equity Fund	Balance as of 09/01/2014	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 05/31/2015	Net Change in Unrealized Appreciation (Depreciation) on securities held at 05/31/2015
Common Stocks	$ -	$ 12,961	$ (896,170)	$ 1,606,973	$ 71,671	$ -	$ -	$ 652,093	$ (896,170)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Vident International Equity Fund	Fair Value as of 05/31/2015 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$ 652,093	Market Comparables	U.S. OTC Equivalent	$1.55 - $3.91	Significant changes in the U.S. OTC equivalent quotes would result in direct and proportional changes in the fair value of the security

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)           /s/ Paul R. Fearday
                                                Paul R. Fearday, President (Principal Executive Officer)

Date                7/27/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Paul R. Fearday
Paul R. Fearday, President (Principal Executive Officer)

Date                7/27/15

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (Principal Financial Officer)

Date                7/27/15

* Print the name and title of each signing officer under his or her signature.